Statements of Operations (USD $)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Operating Income (Loss)
Revenues, net		$ 40,000	$ 40,000
Gross profit		40,000	40,000
Expenses
General and Administrative Expense	515	1,066	1,581
Consulting Fees	50,000	9,000	59,000
Accounting Fees	6,000	5,000	11,000
Legal Fees	70,500	99,458	169,958
Transfer Agent Fees		2,027	2,027
Operating Income (Loss)	(127,015)	(76,551)	(203,566)
Other income (expense)
Marketable Securities, Realized Gain (Loss)	(20,000)		(20,000)
Other income (expense), net	(20,000)		(20,000)
Net (loss)	$ (147,015)	$ (76,551)	$ (223,566)
Earnings Per Share
Earnings Per Share, Basic	$ (0.01)	$ 0
Weighted Average Number of Shares Outstanding, Basic	22,828,383	18,628,415
Earnings Per Share, Diluted	$ (0.01)	$ 0
Weighted Average Number of Shares Outstanding, Diluted	22,828,383	18,628,415